Average Annual Total Returns - PGIM Jennison Diversified Growth Fund	A One Year	A Five Years	A Ten Years	A Return After Taxes on Distributions One Year	A Return After Taxes on Distributions Five Years	A Return After Taxes on Distributions Ten Years	A Return After Taxes on Distributions and Sale of Fund Shares One Year	A Return After Taxes on Distributions and Sale of Fund Shares Five Years	A Return After Taxes on Distributions and Sale of Fund Shares Ten Years	C One Year	C Five Years	C Ten Years	Z One Year	Z Five Years	Z Ten Years	Z SinceInception	Z InceptionDate	R6 One Year	R6 Five Years	R6 Ten Years	R6 SinceInception	R6 InceptionDate	Russell 1000 Growth Index One Year	Russell 1000 Growth Index Five Years	Russell 1000 Growth Index Ten Years
Total	34.56%	17.93%	14.91%	28.97%	15.19%	12.92%	22.84%	13.58%	11.76%	40.34%	18.29%	14.66%	42.74%			23.19%	Sep. 27, 2017	42.72%			23.19%	Sep. 27, 2017	38.49%	21.00%	17.21%